Bank Loans and Restricted Time Deposits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
BANK LOANS AND RESTRICTED TIME DEPOSITS [Abstract]
Total amount of bank loans	$ 344.5
Interest income from restricted time deposits securing loans	12.8	$ 16.3
Interest expense on bank loans	$ 7.1	$ 6.4